Employee benefits (Details 3) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Employee benefits [Line Items]
Plan assets at fair value as at January 1	$ 267,535	$ 286,881	$ 314,804
Transfer of assets to fund defined contribution benefit plan	(10,664)	(25,600)	(24,187)
Benefits paid by the plan	(17,049)	(9,457)	(10,894)
Expected return on plan assets	23,342	25,650	24,901
Experience adjustments arising from plan liabilities	(3,919)	(9,939)	(17,743)
Fair value of plan assets as at December 31	$ 259,245	$ 267,535	$ 286,881